Goodwill and Other Intangible Assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Identifiable intangibles
Gross Carrying Amount	$ 60.0	$ 60.0
Accumulated Amortization	(18.2)	(14.2)
Net	41.8	45.8
Amortization expense	4.0	3.8	$ 3.8
Customer relationships
Identifiable intangibles
Gross Carrying Amount	50.0	50.0
Accumulated Amortization	(13.2)	(10.4)
Net	36.8	39.6
TerraCair brand
Identifiable intangibles
Gross Carrying Amount	10.0	10.0
Accumulated Amortization	(5.0)	(3.8)
Net	$ 5.0	$ 6.2